Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 88.6% of Net Assets

Non-Convertible Bonds — 86.1%
	ABS Home Equity — 0.1%
$96,756	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.908%, 9/19/2045(a)	$50,420
	Aerospace & Defense — 1.7%
180,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(b)	184,865
55,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(b)	56,611
245,000	TransDigm, Inc., 4.625%, 1/15/2029	240,093
205,000	TransDigm, Inc., 6.250%, 1/31/2034(b)	210,826
390,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	398,737
75,000	TransDigm, Inc., 6.375%, 5/31/2033(b)	75,843
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,203
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	202,046
		1,379,224
	Automotive — 1.5%
395,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	391,391
150,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(b)	146,382
300,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	303,717
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	162,759
205,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	203,005
		1,207,254
	Banking — 1.0%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(b)	338,908
480,000	Synchrony Financial, 7.250%, 2/02/2033	512,205
		851,113
	Brokerage — 1.4%
250,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(b)	259,659
75,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(b)	78,667
460,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(b)	475,104
310,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(b)	321,283
		1,134,713
	Building Materials — 1.6%
485,000	AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/2033(b)	504,783
575,000	Builders FirstSource, Inc., 6.750%, 5/15/2035(b)	600,376
185,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(b)	191,631
		1,296,790
	Cable Satellite — 9.8%
935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	897,195
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(b)	292,159
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(b)	437,066
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	128,989
325,000	CSC Holdings LLC, 4.125%, 12/01/2030(b)	212,828
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	198,228
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	154,216
215,000	CSC Holdings LLC, 7.500%, 4/01/2028(b)	155,698
1,150,000	CSC Holdings LLC, 11.250%, 5/15/2028(b)	1,064,622
550,000	Directv Financing LLC, 8.875%, 2/01/2030(b)	545,440
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$815,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(b)	$813,804
575,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	564,992
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	143,796
660,000	DISH DBS Corp., 7.750%, 7/01/2026	653,698
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	42,330
928,321	EchoStar Corp., 10.750%, 11/30/2029	1,021,311
614,267	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	633,279
		7,959,651
	Chemicals — 1.7%
160,000	Ashland, Inc., 3.375%, 9/01/2031(b)	141,723
130,000	Chemours Co., 4.625%, 11/15/2029(b)	117,449
725,000	Chemours Co., 5.750%, 11/15/2028(b)	707,147
170,000	Hercules LLC, 6.500%, 6/30/2029	170,651
262,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(b)	262,866
		1,399,836
	Construction Machinery — 1.0%
160,000	Herc Holdings, Inc., 7.000%, 6/15/2030(b)	166,211
140,000	Herc Holdings, Inc., 7.250%, 6/15/2033(b)	146,273
65,000	United Rentals North America, Inc., 3.750%, 1/15/2032	60,215
420,000	United Rentals North America, Inc., 3.875%, 2/15/2031	397,329
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	19,130
10,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	10,398
		799,556
	Consumer Cyclical Services — 0.7%
625,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	584,583
20,000	TriNet Group, Inc., 7.125%, 8/15/2031(b)	20,659
		605,242
	Consumer Products — 0.8%
270,000	Newell Brands, Inc., 8.500%, 6/01/2028(b)	285,589
185,000	Whirlpool Corp., 6.125%, 6/15/2030	186,449
200,000	Whirlpool Corp., 6.500%, 6/15/2033	199,588
		671,626
	Diversified Manufacturing — 1.2%
185,000	Esab Corp., 6.250%, 4/15/2029(b)	190,051
505,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	482,381
295,000	Resideo Funding, Inc., 6.500%, 7/15/2032(b)	302,347
		974,779
	Electric — 0.6%
265,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	244,999
69,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	63,586
120,000	NRG Energy, Inc., 5.750%, 1/15/2034(b)	119,878
95,000	NRG Energy, Inc., 6.000%, 2/01/2033(b)	96,479
		524,942
	Environmental — 0.8%
35,000	Clean Harbors, Inc., 4.875%, 7/15/2027(b)	34,971
190,000	Clean Harbors, Inc., 5.125%, 7/15/2029(b)	188,421
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(b)	46,081
190,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	185,493
85,000	GFL Environmental, Inc., 4.375%, 8/15/2029(b)	82,927
75,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	78,482
		616,375

Principal Amount	Description	Value (†)

	Finance Companies — 2.4%
$460,000	Azorra Finance Ltd., 7.250%, 1/15/2031(b)	$478,994
310,000	Azorra Finance Ltd., 7.750%, 4/15/2030(b)	326,241
85,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(b)	87,565
160,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(b)	167,704
260,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(b)	276,523
330,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	347,218
275,000	GGAM Finance Ltd., 5.875%, 3/15/2030(b)	278,437
		1,962,682
	Financial Other — 0.5%
33,106	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	1,944
26,897	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	572
35,369	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	575
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	11,947
200,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(b)	203,520
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	6,396
112,735	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	3,382
24,752	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(b)	612
19,374	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(d)	227
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon(a)(c)	272
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	2,750
230,109	Easy Tactic Ltd., 7.500% PIK and/or 6.500% Cash, 7/11/2027(d)(e)	5,884
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	3,659
95,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	93,380
41,064	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(b)(d)	873
68,440	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(b)(d)	1,283
82,129	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(b)(d)	1,129
123,194	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(b)(d)	1,386
115,429	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(b)(d)	1,299
27,375	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(b)(d)	684
2,000	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(b)(d)	84
37,238	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(b)(d)(e)	5,417
37,328	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(b)(d)(e)	5,599
74,839	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(b)(d)(e)	11,039
112,530	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(b)(d)(e)	16,855
112,803	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(b)(d)(e)	16,920
Principal Amount	Description	Value (†)

	Financial Other — continued
$53,124	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(b)(d)(e)	$7,986
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	6,700
23,258	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(d)	126
26,736	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(d)	968
46,557	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(d)	1,312
62,143	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(d)	1,333
87,176	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(d)	1,274
31,535	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)	4,036
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	984
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	500
		422,907
	Food & Beverage — 2.3%
90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	79,132
60,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(b)	57,613
375,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	354,421
90,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(b)	89,674
495,000	Performance Food Group, Inc., 4.250%, 8/01/2029(b)	480,836
40,000	Performance Food Group, Inc., 6.125%, 9/15/2032(b)	40,972
395,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	369,028
45,000	Post Holdings, Inc., 4.625%, 4/15/2030(b)	43,381
15,000	Post Holdings, Inc., 5.500%, 12/15/2029(b)	14,940
340,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	349,479
		1,879,476
	Gaming — 0.6%
440,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(b)	454,503
	Health Care REITs — 0.4%
160,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	117,681
195,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(b)	207,200
		324,881
	Health Insurance — 1.7%
620,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	573,739
680,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	617,050
70,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	68,267
90,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(b)	91,000
		1,350,056
	Healthcare — 2.4%
395,000	Avantor Funding, Inc., 3.875%, 11/01/2029(b)	375,631
220,000	DaVita, Inc., 3.750%, 2/15/2031(b)	201,498
40,000	DaVita, Inc., 4.625%, 6/01/2030(b)	38,336
270,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(b)	256,521
200,000	Hologic, Inc., 3.250%, 2/15/2029(b)	193,118
265,000	LifePoint Health, Inc., 5.375%, 1/15/2029(b)	252,412
75,000	Owens & Minor, Inc., 6.625%, 4/01/2030(b)	61,875
555,000	Radiology Partners, Inc., 8.500%, 7/15/2032(b)	574,334
		1,953,725
	Home Construction — 0.5%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(e)(g)	—

Principal Amount	Description	Value (†)

	Home Construction — continued
$290,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(b)	$289,072
110,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(b)	111,547
		400,619
	Independent Energy — 5.3%
125,000	Chord Energy Corp., 6.000%, 10/01/2030(b)	124,130
790,000	Chord Energy Corp., 6.750%, 3/15/2033(b)	800,419
160,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	165,848
880,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	911,385
155,000	Civitas Resources, Inc., 8.750%, 7/01/2031(b)	158,799
60,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(b)	58,420
215,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(b)	213,515
450,000	Matador Resources Co., 6.250%, 4/15/2033(b)	452,115
100,000	Matador Resources Co., 6.500%, 4/15/2032(b)	100,957
430,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	436,071
415,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	428,734
186,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(b)	192,689
280,000	SM Energy Co., 6.750%, 8/01/2029(b)	281,342
		4,324,424
	Industrial Other — 1.1%
135,000	Arcosa, Inc., 4.375%, 4/15/2029(b)	131,272
65,000	Arcosa, Inc., 6.875%, 8/15/2032(b)	67,892
115,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(b)	116,190
610,000	TopBuild Corp., 5.625%, 1/31/2034(b)	607,783
		923,137
	Leisure — 1.1%
430,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(b)	408,576
450,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(b)	458,680
		867,256
	Life Insurance — 0.7%
525,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(b)	547,900
	Lodging — 3.5%
510,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(b)	466,704
85,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(b)	80,443
160,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(b)	163,327
860,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(b)	873,463
630,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	607,919
270,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	260,852
190,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	183,135
200,000	Travel & Leisure Co., 6.125%, 9/01/2033(b)	199,390
		2,835,233
	Media Entertainment — 3.0%
305,000	Discovery Communications LLC, 3.625%, 5/15/2030	281,761
260,000	Discovery Communications LLC, 6.350%, 6/01/2040	238,594
325,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(b)	321,977
56,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(b)	43,987
97,000	Lamar Media Corp., 5.375%, 11/01/2033(b)	96,286
660,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	658,899
Principal Amount	Description	Value (†)

	Media Entertainment — continued
$738,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	$676,192
160,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	127,650
		2,445,346
	Metals & Mining — 1.9%
140,000	Commercial Metals Co., 3.875%, 2/15/2031	130,511
340,000	Commercial Metals Co., 4.125%, 1/15/2030	326,192
205,000	Commercial Metals Co., 4.375%, 3/15/2032	193,473
60,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(b)	57,284
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(b)	45,762
85,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(b)	72,763
20,000	Mineral Resources Ltd., 8.000%, 11/01/2027(b)	20,386
65,000	Mineral Resources Ltd., 8.125%, 5/01/2027(b)	64,998
625,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	654,881
		1,566,250
	Midstream — 4.4%
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(b)	495,352
385,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	411,420
90,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	81,092
165,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	155,735
940,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(b)(c)	931,615
425,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(b)	447,380
385,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(b)	408,938
320,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(b)	353,603
225,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(b)	253,959
		3,539,094
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.765%, 11/15/2031(a)(b)	28,278
205,885	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.765%, 11/15/2031(a)(b)	42,350
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	688,245
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(f)(g)	3,800
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(f)(g)	2,100
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.248%, 11/15/2059(a)	52,448
32,730	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	11,783
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(a)	69,441
		898,445
	Oil Field Services — 1.7%
175,000	Oceaneering International, Inc., 6.000%, 2/01/2028	177,164

Principal Amount	Description	Value (†)

	Oil Field Services — continued
$90,000	Oceaneering International, Inc., 6.000%, 2/01/2028	$91,113
43,385	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	44,627
20,000	Transocean International Ltd., 8.000%, 2/01/2027(b)	19,972
598,000	WBI Operating LLC, 6.250%, 10/15/2030(b)	598,000
488,000	Weatherford International Ltd., 6.750%, 10/15/2033(b)	488,340
		1,419,216
	Other REITs — 0.2%
160,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.375%, 9/30/2030(b)	160,000
	Packaging — 1.9%
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(b)	190,003
1,280,000	Ball Corp., 5.500%, 9/15/2033	1,293,759
55,000	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027(b)	55,539
		1,539,301
	Pharmaceuticals — 2.5%
525,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	469,875
115,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(b)	119,602
295,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	308,888
835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	623,169
465,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	478,908
		2,000,442
	Property & Casualty Insurance — 6.0%
715,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(b)	731,039
360,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	371,962
365,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(b)	373,631
1,000,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	1,046,389
690,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(b)	716,254
735,000	Jones Deslauriers Insurance Management, Inc., 6.875%, 10/01/2033(b)	731,147
315,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	200,208
405,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	421,248
320,000	Ryan Specialty LLC, 5.875%, 8/01/2032(b)	323,580
		4,915,458
	Restaurants — 2.8%
390,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	380,659
750,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	706,817
225,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(b)	221,081
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(b)	5,060
205,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(b)	209,613
725,000	Yum! Brands, Inc., 3.625%, 3/15/2031	676,963
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	34,007
		2,234,200
Principal Amount	Description	Value (†)

	Retailers — 3.2%
$835,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(b)	$816,697
260,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(b)	241,814
665,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(b)	665,988
400,000	Rakuten Group, Inc., 9.750%, 4/15/2029(b)	449,786
491,264	SGUS LLC, 11.000%, 12/15/2029(b)	463,103
		2,637,388
	Technology — 10.1%
455,000	Block, Inc., 3.500%, 6/01/2031	423,433
320,000	Block, Inc., 6.500%, 5/15/2032	331,202
210,000	CommScope LLC, 9.500%, 12/15/2031(b)	217,371
25,000	Entegris, Inc., 3.625%, 5/01/2029(b)	23,760
95,000	Entegris, Inc., 4.375%, 4/15/2028(b)	92,953
70,000	Entegris, Inc., 5.950%, 6/15/2030(b)	70,982
875,000	Fair Isaac Corp., 6.000%, 5/15/2033(b)	885,888
120,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(b)	113,697
156,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	126,963
315,000	Imola Merger Corp., 4.750%, 5/15/2029(b)	306,377
470,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	448,627
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	108,289
295,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	291,745
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(b)	51,527
240,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	235,606
10,000	Open Text Corp., 3.875%, 12/01/2029(b)	9,453
780,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(b)	738,892
170,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(b)	157,215
321,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(b)	325,597
79,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(b)	76,346
337,000	Science Applications International Corp., 5.875%, 11/01/2033(b)	337,105
30,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(b)	29,023
215,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(b)	199,022
60,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(b)	59,881
275,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(b)	279,789
90,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(b)	95,274
200,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	191,934
565,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	521,426
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	120,644
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	206,956
29,495	Wolfspeed, Inc., 7.000%, 6/15/2031	1,049
660,000	Zebra Technologies Corp., 6.500%, 6/01/2032(b)	677,870
440,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	414,695
		8,170,591
	Wirelines — 0.9%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	163,275
245,000	Fibercop SpA, 7.200%, 7/18/2036(b)	246,808
325,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	303,869
		713,952
	Total Non-Convertible Bonds (Identified Cost $73,979,649)	69,958,003

Principal Amount	Description	Value (†)

Convertible Bonds — 2.5%
	Cable Satellite — 0.5%
$157,321	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	$387,010
	Consumer Cyclical Services — 0.2%
49,000	DoorDash, Inc., Zero Coupon, 5/15/2030(b)	55,688
20,000	Lyft, Inc., Zero Coupon, 9/15/2030(b)	24,130
48,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(b)	49,557
33,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	48,510
		177,885
	Diversified Manufacturing — 0.1%
26,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	35,997
49,000	Itron, Inc., 1.375%, 7/15/2030	56,154
		92,151
	Electric — 0.1%
29,000	Evergy, Inc., 4.500%, 12/15/2027	36,438
33,000	FirstEnergy Corp., 3.875%, 1/15/2031(b)	35,607
		72,045
	Financial Other — 0.0%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	68
20,533	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(b)	513
27,375	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(b)	616
34,221	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(b)	642
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(b)	1,026
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(b)	1,027
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(b)	1,283
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(b)	1,283
129,118	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(b)	2,421
223,070	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(b)	12,434
43,823	Sunac China Holdings Ltd., 1.000% PIK and/or 0.000% Cash, 9/30/2032(b)(d)(e)	5,697
		27,010
	Food & Beverage — 0.1%
76,000	Post Holdings, Inc., 2.500%, 8/15/2027	85,272
	Independent Energy — 0.0%
36,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	36,054
	Industrial Other — 0.1%
26,000	Fluor Corp., 1.125%, 8/15/2029	30,849
14,000	Granite Construction, Inc., 3.750%, 5/15/2028	33,684
		64,533
	Leisure — 0.1%
46,000	NCL Corp. Ltd., 0.875%, 4/15/2030(b)	54,136
	Media Entertainment — 0.1%
16,000	Sea Ltd., 2.375%, 12/01/2025	31,592
16,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	21,864
		53,456
Principal Amount	Description	Value (†)

	Midstream — 0.0%
$38,000	UGI Corp., 5.000%, 6/01/2028	$48,571
	Retailers — 0.0%
22,000	Freshpet, Inc., 3.000%, 4/01/2028	24,728
	Technology — 1.2%
21,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(b)	23,846
35,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(b)	36,197
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(b)	111,040
78,000	Datadog, Inc., Zero Coupon, 12/01/2029(b)	77,220
36,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(b)	34,290
65,000	Global Payments, Inc., 1.500%, 3/01/2031	59,492
58,000	Guidewire Software, Inc., 1.250%, 11/01/2029(b)	67,455
8,000	InterDigital, Inc., 3.500%, 6/01/2027	35,772
31,000	Nova Ltd., Zero Coupon, 9/15/2030(b)	37,266
57,000	Nutanix, Inc., 0.500%, 12/15/2029(b)	64,165
75,000	Rubrik, Inc., Zero Coupon, 6/15/2030(b)	75,862
13,000	Seagate HDD Cayman, 3.500%, 6/01/2028	37,440
41,000	Snowflake, Inc., Zero Coupon, 10/01/2029	64,185
39,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	42,803
28,000	Wix.com Ltd., Zero Coupon, 9/15/2030(b)	30,576
24,000	Wolfspeed, Inc., 2.500%, 6/15/2031	57,360
16,000	Wolfspeed, Inc., 2.500%, 6/15/2031(b)	38,240
51,000	Zscaler, Inc., Zero Coupon, 7/15/2028(b)	50,567
		943,776
	Total Convertible Bonds (Identified Cost $1,876,755)	2,066,627
	Total Bonds and Notes (Identified Cost $75,856,404)	72,024,630

Senior Loans — 7.7%
	Automotive — 0.1%
78,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(e)	27,440
61,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)	21,483
		48,923
	Brokerage — 0.8%
148,412	Advisor Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 7/30/2032(a)(h)	148,302
293,350	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 4/07/2028(a)(h)	293,456
204,499	Russell Investments US Inst'l Holdco, Inc., 2024 PIK Term Loan, 1.500% PIK and/or 3 mo. USD SOFR + 5.000% Cash, 5/30/2027(a)(d)(h)	195,552
		637,310
	Chemicals — 0.1%
114,203	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.163%, 8/18/2028(a)	113,917
	Consumer Cyclical Services — 1.7%
219,815	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.500%, 8.808%, 10/31/2031(a)(h)	215,144
538,842	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(i)	533,227
279,844	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.913%, 3/15/2030(a)	276,928
195,086	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 11/14/2030(a)(h)	195,330
134,462	VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.163%, 8/09/2030(a)(h)	130,092
		1,350,721

Principal Amount	Description	Value (†)

	Financial Other — 0.3%
$192,845	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.447%, 1/27/2032(a)(h)	$193,126
74,811	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.571%, 7/03/2031(a)(h)	74,640
		267,766
	Healthcare — 1.2%
470,357	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.413%, 1/15/2031(a)(h)	469,966
11,926	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(j)	11,944
2,094	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(a)(h)	2,098
107,530	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(a)(h)	107,691
180,696	Inception Holdco SARL, 2025 Repriced Term Loan, 4/18/2031(i)	181,599
168,931	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.752%, 12/12/2028(a)(h)	169,600
		942,898
	Metals & Mining — 0.2%
51,920	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(j)	52,724
90,859	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.158%, 12/21/2029(a)(h)	92,268
		144,992
	Property & Casualty Insurance — 1.2%
390,090	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.163%, 11/06/2030(a)(h)	388,993
233,656	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(a)(h)	232,294
216,548	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.513%, 8/19/2028(a)(h)	217,166
139,926	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.752%, 5/06/2032(a)(h)	142,331
		980,784
	Retailers — 0.2%
205,000	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.026%, 9/17/2032(a)(h)	205,000
	Technology — 1.8%
79,988	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.750%, 8.913%, 12/17/2029(a)(h)	80,888
451,001	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.913%, 10/31/2031(a)(h)	439,022
350,755	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.255%, 6/27/2031(a)(h)	351,632
52,467	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 9.218%, 4/28/2028(a)(h)	44,247
Principal Amount	Description	Value (†)

	Technology — continued
$395,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.879%, 9/13/2032(a)(h)	$395,865
115,195	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.252%, 10/26/2030(a)(h)	115,456
		1,427,110
	Wireless — 0.1%
114,710	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 1/30/2031(a)(h)	115,313
	Total Senior Loans (Identified Cost $6,255,513)	6,234,734

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
1,086	Boeing Co., 6.000%	75,553
	Brokerage — 0.0%
613	Apollo Global Management, Inc., 6.750%	43,082
	Building Materials — 0.0%
400	QXO, Inc., 5.500%	21,996
	Electric — 0.1%
1,433	PG&E Corp., Series A, 6.000%	56,431
	Total Convertible Preferred Stocks (Identified Cost $204,903)	197,062
	Total Preferred Stocks (Identified Cost $204,903)	197,062

Common Stocks— 0.1%
	Energy Equipment & Services — 0.0%
81	McDermott International Ltd.(f)	1,612
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(f)	28,086
	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(f)	4,417
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(f)	180
30,226	Yuzhou Group Holdings Co. Ltd.(f)	990
		1,170
	Semiconductors & Semiconductor Equipment — 0.1%
2,441	Wolfspeed, Inc.(f)	69,818
	Total Common Stocks (Identified Cost $1,018,981)	105,103

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(g)(k)	—

Shares	Description	Value (†)

	Professional Services — 0.0%
456,218	CFLD Cayman Trust Units(f)(g)	$2,240
	Total Other Investments (Identified Cost $1,002,200)	2,240

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(g)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(f)(g)	—
	Total Warrants (Identified Cost $31,517)	—

Principal Amount
Short-Term Investments — 4.0%
$1,629,508	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $1,629,628 on 10/01/2025 collateralized by $1,762,200 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $1,662,163 including accrued interest(l)	1,629,508
411,200	U.S. Treasury Bills, 3.859%, 12/18/2025(m)(n)	407,755
1,205,000	U.S. Treasury Bills, 4.122%–4.150%, 10/30/2025(n)(o)	1,201,065
	Total Short-Term Investments (Identified Cost $3,238,256)	3,238,328
	Total Investments — 100.6% (Identified Cost $87,607,774)	81,802,097
	Other assets less liabilities — (0.6)%	(510,415)
	Net Assets — 100.0%	$81,291,682

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-
dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Variable rate security. Rate as of September 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$58,384,401 or 71.8% of net assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Level 3 security. Value has been determined using significant unobservable inputs.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(k)	Securities subject to restriction on resale. At September 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	37	$7,706,742	$7,710,742	$4,000

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	54	$5,898,726	$5,896,547	$2,179
CBOT U.S. Long Bond Futures	12/19/2025	5	570,771	582,969	(12,198)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	1	116,990	120,062	(3,072)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	13	1,491,568	1,496,016	(4,448)
Total					$(17,539)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$400,619	$ —	$400,619
Non-Agency Commercial Mortgage-Backed Securities	—	892,545	5,900	898,445
All Other Non-Convertible Bonds(a)	—	68,658,939	—	68,658,939
Total Non-Convertible Bonds	—	69,952,103	5,900	69,958,003
Convertible Bonds(a)	—	2,066,627	—	2,066,627
Total Bonds and Notes	—	72,018,730	5,900	72,024,630
Senior Loans(a)	—	6,234,734	—	6,234,734
Preferred Stocks(a)	197,062	—	—	197,062
Common Stocks
Real Estate Management & Development	990	180	—	1,170
All Other Common Stocks(a)	103,933	—	—	103,933
Total Common Stocks	104,923	180	—	105,103
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	2,240	2,240
Total Other Investments	—	—	2,240	2,240
Warrants	—	—	—	—
Short-Term Investments	—	3,238,328	—	3,238,328
Total Investments	301,985	81,491,972	8,140	81,802,097
Futures Contracts (unrealized appreciation)	6,179	—	—	6,179
Total	$308,164	$81,491,972	$8,140	$81,808,276

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(19,718)	$ —	$ —	$(19,718)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or September 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage-Backed Securities	46,706	—	—	(40,806)	—	—	—	—	5,900	(40,806)

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Other Investments
Aircraft ABS	$ —	$ —	$ —	$40	$2,200	$ —	$ —	$ —	$2,240	$40
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$46,706	$ —	$ —	$(40,766)	$2,200	$ —	$ —	$ —	$8,140	$(40,766)